Summary of Significant Accounting Policies (Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Intangible Assets, Net (Excluding Goodwill)	$ 285	$ 389
Finite-Lived Intangible Assets, Accumulated Amortization	$ 610	506
Finite-Lived Intangible Assets, Amortization Method	sum-of-the-years digits method
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization of Intangible Assets	$ 105	$ 121	$ 137
2016	88
2017	72
2018	56
2019	39
2020	23
2021	7
Amortization Expense for the Core Deposit Intangible, Total	$ 285